NOTES PAYABLE - Additional Information (Details)				9 Months Ended	12 Months Ended		17 Months Ended
	Sep. 23, 2020 USD ($)	Sep. 18, 2020 USD ($)	Sep. 11, 2020	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2018 USD ($) Agreement debt_instrument	Sep. 30, 2020 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount of notes outstanding								$ 170,000
Accrued interest				$ 479,872	$ 438,063	$ 2,107,401
Stated interest rate					12.00%
Vendor | Settlement Agreement A
Debt Instrument [Line Items]
Agreement entered date			Sep. 11, 2020
Amount paid as full and final settlement	$ 120,000
Gain relating to settlement agreement	$ 1,100,000
Creditor Holding Note Payable | Settlement Agreement B
Debt Instrument [Line Items]
Agreement entered date			Sep. 11, 2020
Amount paid as full and final settlement		$ 20,000
Gain relating to settlement agreement		$ 185,000
Unsecured Debt | Note Payable Conversion One
Debt Instrument [Line Items]
Number of agreements | Agreement							2
Number of notes payable | debt_instrument							4
Notes payable							$ 1,073,825
Aggregate principal amount of notes outstanding						1,073,825
Accrued interest						162,205
Stated interest rate							6.00%
Unsecured Debt | Note Payable Conversion Three
Debt Instrument [Line Items]
Notes payable										$ 250,000
Stated interest rate										5.00%
Interest accrued on convertible debt					$ 43,836
Unsecured Debt | Note Payable Conversion Four
Debt Instrument [Line Items]
Notes payable									$ 215,234
Aggregate principal amount of notes outstanding						182,705
Accrued interest						21,933
Stated interest rate									5.00%
Principal payments						32,529
Interest payments						$ 897
Unsecured Debt | Note Payable Conversion
Debt Instrument [Line Items]
Notes payable										$ 250,000
Stated interest rate										5.00%
Interest accrued on convertible debt				$ 53,185